issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE SEPARATE ACCOUNT

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 3, 2021
This updating summary prospectus provides updated information about Polaris Platinum II, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.aig.com\ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692, by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).

* * * * * * * * * * * *

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
DCA Fixed Account - A fixed interest investment option under which amounts earn interest before they are systematically transferred from a DCA Fixed Account to one or more investment options over a specified period of time.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks. (Living Benefits may only be elected at the time you purchase the contract).
Purchase Payments - The money you give us to buy and invest in the contract.
Underlying Funds - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares or one of the Underlying Funds. Each Underlying fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the prospectus dated April 30, 2020. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.aig.com/ProductProspectuses.com for more information.
Optional Benefits
•	For the investment requirements which previously included the Goldman Sachs VIT Government Money Market Fund for certain contracts only, we have made the fund available to all contracts regardless of which broker-dealer you purchased your contract from. Please see Investment Requirements for Optional Living Benefits in APPENDIX A – UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT for the investment requirements specific to the Living Benefit you elected.
Underlying Funds
•	We have added the Goldman Sachs VIT Government Money Market Fund as an available investment option for all contract owners, regardless of which broker-dealer you purchased your contract from, for direct investment and also as a part of the investment requirements for certain Living Benefits.
•	The SA Templeton Foreign Value Portfolio has been renamed the SA PIMCO RAE International Value Portfolio and the subadvisor has changed from Templeton Investment Counsel, LLC to Pacific Investment Management Company LLC.
•	The SA Legg Mason BW Large Cap Value Portfolio has been renamed the SA Franklin BW U.S. Large Cap Value Portfolio.
•	The SA Oppenheimer Main Street Large Cap Portfolio has been renamed the SA Invesco Main Street Large Cap Portfolio.
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Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
• Contracts without Polaris Rewards. If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 7%, as a percentage of each Purchase Payment withdrawn, declining to 0% over that time period.
• Contracts with Polaris Rewards. If you withdraw money from your contract within 9 years following your purchase of the contract or your last Purchase Payment, you may be assessed a withdrawal charge of up to 9%, as a percentage of each Purchase Payment withdrawn, declining to 0% over that time period.
	For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $7,000 if your maximum withdrawal charge is 7% or $9,000 if your maximum withdrawal charge is 9%.			Expenses – Withdrawal Charges
Transaction Charges	In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation Phase. There may also be taxes on Purchase Payments.			Expenses
Ongoing Fees and Expenses (annual charges)	The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.			Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.53%	1.53%
	Investment Options[2] (Underlying Fund fees and expenses)	0.20%	1.82%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.10% [3]	1.35% [4]
[1] As a percentage of the value in the Separate Account and includes a percentage attributable to the contract maintenance fee.
[2] As a percentage of Underlying Fund net assets.
[3] As a percentage of the Income Benefit Base.
[4] As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum charge for the most expensive optional benefit.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $1,587	Highest Annual Cost: $3,813
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Underlying Fund fees and expenses
• No optional benefits
• No withdrawal charges
• No additional Purchase Payments, transfers, or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Underlying Fund fees and expenses
• No withdrawal charges
• No additional Purchase Payments, transfers, or withdrawals
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	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	• This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
• Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate contract guarantees.
• The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.
Risks Associated with Investment Options	• An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
• Each investment option (including each Fixed Account option) has its own unique risks.
• You should review the investment options before making an investment decision.
Insurance Company Risks	An investment in the contract is subject to the risks related to us, American General Life Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.aig.com/annuities.
RESTRICTIONS
Investments	• Certain investment options may not be available under your contract.
• You may transfer funds between the investment options, subject to certain restrictions.
• Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
• The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
• Your ability to transfer amounts to a Fixed Account option may be restricted.
	• We reserve the right to remove or substitute Underlying Funds as investment options.	Investment Options
Optional Benefits	• Additional restrictions and limitations apply under the contract’s optional benefits.
• If you elected an optional Living Benefit:
○ Not all investment options may be available and you must invest in accordance with the applicable investment requirements.
○ We reserve the right to modify the investment requirement in the future.
○ You may be required to invest a certain percentage of your contract value in a certain investment option. Special transfer and withdrawal restrictions may apply.
• Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
	• If you elected an optional Payment Enhancement feature, your withdrawal charge schedule would be longer and greater than if you chose not to elect this feature. These withdrawal charges may more than offset the value of any Payment Enhancement.	Optional Living Benefits Death Benefits
TAXES
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit under the contract.
	• Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.	Taxes
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	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm. Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.	Payments in Connection with Distribution of the Contract
Exchanges	Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
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Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.aig.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Adviser Sub-Adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	11.74%	8.93%	7.59%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.72%*	0.69%	6.94%	5.98%
	SA American Funds Asset Allocation Portfolio† – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	12.14%	10.27%	9.58%
	SA JPMorgan Diversified Balanced Portfolio – Class 2‡ SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.07%	14.21%	8.88%	8.88%
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.17%	14.03%	8.77%	8.76%
	SA MFS Total Return Portfolio – Class 2‡ SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.86%	9.41%	8.59%	8.12%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	9.32%	8.49%	8.02%
	SA PGI Asset Allocation Portfolio§ – Class 3 SunAmerica Asset Management, LLC Principal Global Investors, LLC	1.08%	9.64%	9.50%	8.14%
	SAM (“Strategic Asset Management”) Balanced Portfolio – Class 1‡ Principal Global Investors, LLC	0.75%	11.28%	9.31%	8.28%
	SAM (“Strategic Asset Management”) Balanced Portfolio – Class 2 Principal Global Investors, LLC	1.00%	10.96%	9.04%	8.01%
	SAM (“Strategic Asset Management”) Conservative Balanced Portfolio^ – Class 2 Principal Global Investors, LLC	1.01%	9.25%	7.47%	6.59%
	SAM (“Strategic Asset Management”) Conservative Growth Portfolio – Class 1‡ Principal Global Investors, LLC	0.77%	12.95%	10.89%	9.56%
	SAM (“Strategic Asset Management”) Conservative Growth Portfolio – Class 2 Principal Global Investors, LLC	1.02%	12.68%	10.62%	9.29%
	SAM (“Strategic Asset Management”) Flexible Income Portfolio^ – Class 2 Principal Global Investors, LLC	0.97%	7.03%	6.42%	5.69%
Bond	Columbia VP-Dividend Opportunity Fund◊ – Class 1 Columbia Management Investment Advisers, LLC	0.74%	N/A	N/A	N/A

Type	Underlying Fund – Share Class Adviser Sub-Adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Bond (continued)	SA DFA Ultra Short Bond Portfolio – Class 2‡ SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.66%	0.07%	0.78%	0.18%
	SA DFA Ultra Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.76%	0.11%	0.70%	0.09%
	SA Federated Hermes Corporate Bond Portfolio – Class 2‡ SunAmerica Asset Management, LLC Federated Investment Management Company	0.70%	8.85%	6.97%	5.73%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	8.76%	6.88%	5.63%
	SA Goldman Sachs Global Bond Portfolio – Class 2‡ SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	0.93%	11.59%	4.59%	2.45%
	SA Goldman Sachs Global Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	1.03%	11.55%	4.48%	2.35%
	SA JPMorgan MFS Core Bond Portfolio – Class 2‡ SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.69%*	8.25%	4.72%	3.70%
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.79%*	8.21%	4.60%	3.60%
	SA PineBridge High-Yield Bond Portfolio – Class 2‡ SunAmerica Asset Management, LLC PineBridge Investments LLC	0.84%	7.88%	8.95%	6.84%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments LLC	0.94%	7.84%	8.86%	6.73%
	SA Wellington Government and Quality Bond Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wellington Management Company LLP	0.72%	6.92%	3.60%	3.14%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.82%	6.88%	3.49%	3.04%
	SA Wellington Real Return Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.89%	6.78%	3.51%	2.20%
Cash	Goldman Sachs VIT Government Money Market Fund – Institutional Shares◊ Goldman Sachs Asset Management, L.P.	0.18%*	0.43%	1.06%	0.54%
	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	0.27%	0.83%	0.42%
Stock	American Funds Global Growth♦ – Class 2 Capital Research and Management Company	0.81%	30.47%	16.26%	12.86%
	American Funds Growth-Income♦ – Class 2 Capital Research and Management Company	0.55%	13.55%	13.93%	12.74%
	American Funds Growth♦ – Class 2 Capital Research and Management Company	0.61%	52.08%	22.75%	16.85%
	Columbia VP-Income Opportunities Fund◊ – Class 1 Columbia Management Investment Advisers, LLC	0.64%	5.90%	7.01%	6.39%

Type	Underlying Fund – Share Class Adviser Sub-Adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Stock (continued)	Columbia VP-Large Cap Growth Fund◊ – Class 1 Columbia Management Investment Advisers, LLC	0.73%	34.73%	17.94%	15.76%
	Columbia VP-Mid Cap Growth Fund◊ – Class 1 Columbia Management Investment Advisers, LLC	0.84%	35.42%	17.01%	11.94%
	Columbia VP-Overseas Core Fund◊ – Class 2 Columbia Management Investment Advisers, LLC	1.09%	8.83%	6.19%	4.97%
	Columbia VP-Small Company Growth Fund◊ – Class 1 Columbia Management Investment Advisers, LLC	0.90%	71.12%	28.08%	17.63%
	Equity Income Account Portfolio^ – Class 2 Principal Global Investors, LLC	0.72%	6.15%	12.55%	11.35%
	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	42.00%	19.26%	15.03%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.01%*	-1.09%	8.30%	9.18%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%*	1.85%	8.40%	9.05%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	2.70%	8.94%	8.66%
	SA AB Growth Portfolio – Class 2‡ SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.79%	35.44%	20.32%	17.41%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.89%	35.29%	20.19%	17.29%
	SA AB Small & Mid Cap Value Portfolio – Class 2‡ SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.07%	4.09%	8.28%	8.61%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%	3.98%	8.19%	8.51%
	SA American Funds Global Growth Portfolio† – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.10%*	30.09%	15.94%	12.54%
	SA American Funds Growth Portfolio† – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.89%*	51.72%	22.42%	16.51%
	SA American Funds Growth-Income Portfolio† – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.84%*	13.25%	13.61%	12.42%
	SA Columbia Technology Portfolio – Class 2‡ SunAmerica Asset Management, LLC Columbia Management Investment Advisers, LLC	1.27%	45.60%	26.72%	19.06%
	SA Columbia Technology Portfolio – Class 3 SunAmerica Asset Management, LLC Columbia Management Investment Advisers, LLC	1.37%	45.53%	26.61%	18.92%
	SA Dogs of Wall Street Portfolio – Class 2‡ SunAmerica Asset Management, LLC	0.79%	7.34%	13.22%	13.85%
	SA Dogs of Wall Street Portfolio – Class 3 SunAmerica Asset Management, LLC	0.89%	7.22%	13.10%	13.72%
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 2‡ SunAmerica Asset Management, LLC FIAM LLC	0.97%	-1.21%	5.81%	8.01%
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.07%	-1.38%	5.71%	7.89%

Type	Underlying Fund – Share Class Adviser Sub-Adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Stock (continued)	SA Franklin BW U.S. Large Cap Value Portfolio[1] – Class 2‡ SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.85%*	-1.44%	9.22%	9.18%
	SA Franklin BW U.S. Large Cap Value Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	-1.54%	9.12%	9.08%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.22%*	4.97%	10.50%	8.81%
	SA Invesco Growth Opportunities Portfolio – Class 2‡ SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.94%	55.67%	19.78%	14.84%
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.04%	55.41%	19.66%	14.72%
	SA Invesco Main Street Large Cap Portfolio[2] – Class 2‡ SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.87%	13.21%	12.29%	11.93%
	SA Invesco Main Street Large Cap Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.97%	13.14%	12.17%	11.82%
	SA Janus Focused Growth Portfolio – Class 2‡ SunAmerica Asset Management, LLC Janus Capital Management, LLC	0.93%*	38.79%	19.56%	14.85%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.03%*	38.59%	19.42%	14.73%
	SA JPMorgan Emerging Markets Portfolio – Class 2‡ SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.22%*	16.31%	12.20%	1.90%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.32%*	16.11%	12.06%	1.79%
	SA JPMorgan Equity-Income Portfolio – Class 2‡ SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.72%	3.05%	11.21%	11.83%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	2.95%	11.10%	11.72%
	SA JPMorgan Global Equities Portfolio – Class 2‡ SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.94%	9.66%	8.83%	7.50%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%	9.56%	8.72%	7.39%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 2‡ SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.95%	48.31%	20.52%	16.22%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.05%	48.19%	20.40%	16.11%
	SA MFS Blue Chip Growth Portfolio – Class 2‡ SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.83%	30.47%	17.04%	13.64%

Type	Underlying Fund – Share Class Adviser Sub-Adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Stock (continued)	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	30.31%	16.90%	13.53%
	SA MFS Massachusetts Investors Trust Portfolio – Class 2‡ SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.82%	14.13%	13.67%	12.42%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.92%	14.04%	13.55%	12.30%
	SA Morgan Stanley International Equities Portfolio – Class 2‡ SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	0.99%	11.37%	7.09%	4.49%
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.09%	11.31%	6.98%	4.38%
	SA PIMCO RAE International Value Portfolio[3] – Class 2‡ SunAmerica Asset Management, LLC Pacific Investment Management Company LLC[3]	0.96%	-3.30%	2.22%	2.54%
	SA PIMCO RAE International Value Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company LLC[3]	1.06%	-3.40%	2.13%	2.44%
	SA Putnam International Growth and Income Portfolio – Class 2‡ SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.19%	3.55%	5.20%	3.81%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.29%	3.46%	5.12%	3.72%
	SA Wellington Capital Appreciation Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wellington Management Company LLP	0.89%	64.28%	23.55%	18.80%
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	64.11%	23.43%	18.68%
	SA WellsCap Aggressive Growth Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wells Capital Management Incorporated	0.94%	62.76%	23.92%	16.72%
	SA WellsCap Aggressive Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Wells Capital Management Incorporated	1.04%	62.52%	23.79%	16.60%
	SAM (“Strategic Asset Management”) Strategic Growth Portfolio – Class 1‡ Principal Global Investors, LLC	0.82%	15.40%	11.77%	10.41%
	SAM (“Strategic Asset Management”) Strategic Growth Portfolio – Class 2 Principal Global Investors, LLC	1.07%	15.13%	11.49%	10.13%
	VP-Loomis Sayles Growth◊ – Class 1 Loomis, Sayles & Company, L.P.	0.69%	31.93%	19.01%	15.90%
Volatility Control	SA VCP Dynamic Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.99%	13.10%	9.72%	N/A
	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.02%	10.19%	8.74%	N/A

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

†	Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
‡	Available for investment if you purchased your contract prior to September 30, 2002.
◊	Available for investment if you purchased your contract through Banc of America Investment Services, Inc.
♦	Available for investment if you purchased your contract prior to May 1, 2007.
^	Available for investment if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)
§	Available for investment if you purchased your contract through M&T Securities, Inc.
[1]	On or about May 3, 2021, SA Legg Mason BW Large Cap Value Portfolio changed its name to SA Franklin BW U.S. Large Cap Value Portfolio.
[2]	On October 13, 2020, SA Oppenheimer Main Street Large Cap Portfolio changed its name to SA Invesco Main Street Large Cap Portfolio.
[3]	On January 25, 2021, SA Templeton Foreign Value Portfolio was renamed SA PIMCO RAE International Value Portfolio and its subadvisor was changed from Templeton Investment Counsel, LLC to Pacific Investment Management Company LLC.

INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFITS
If you elected an optional Living Benefit, your contract is subject to investment requirements, as reflected below. Depending on the optional Living Benefit you elected, you may not be able to invest in certain investment options. If you did not elect any optional benefits, or if the only optional benefit you elected is a death benefit, your contract is not subject to investment requirements.
This section contains the investment requirements for the following optional Living Benefits:
•	MarketLock for Life
•	MarketLock Income Plus, MarketLock For Life Plus, or MarketLock For Life Plus +6% Option
•	MarketLock for Life Plus 7% Option
•	MarketLock For Life Plus +6%, or MarketLock for Life Plus 7% (Extension Elected)
•	MarketLock Income Plus (First and Second Extensions Elected, for contracts issued between May 1, 2008 – May 3, 2009)
•	MarketLock Income Plus, MarketLock For Life Plus, or MarketLock for Life (First and Second Extensions Elected)
MARKETLOCK FOR LIFE
If you elected the optional MarketLock For Life Living Benefit, you may comply with investment requirements by allocating your investments in one of four ways:
1.	100% in either the SA DFA Ultra Short Bond Portfolio or Goldman Sachs VIT Government Money Market Fund; or
2.	100% in either Allocation 1, 2 or 3 (Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.); or
3.	100% in one or a combination of the following Asset Allocation Variable Portfolios:
Franklin Income VIP Fund
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy; or
4.	In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Account	Minimum 30% Maximum 100%	Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return

DCA Fixed Accounts++
6-Month DCA
1-Year DCA
2-Year DCA

Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 70%	Columbia VP-Dividend Opportunity Fund+
Columbia VP-Income Opportunities Fund+
Columbia VP-Mid Cap Growth Fund+
Columbia VP-Overseas Core+
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value Strategic Growth
SA American Fund Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Franklin BW U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity -Income
SA JPMorgan Global Equities
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA PGI Asset Allocation
SA PIMCO RAE International Value
SA PineBridge High Yield Bond
SA Putman International Growth and Income
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
SAM Balanced
SAM Conservative Growth
VP-Loomis Sayles Growth Fund+
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 10%	Columbia VP-Large Cap Growth Fund+
Columbia VP-Small Company Growth Fund+
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
+ Only available if you purchased your contract through Banc of America Investment Services, Inc.
++ You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
MarketLock Income Plus
MarketLock For Life Plus
MarketLock For Life Plus +6% OPTION
If your contract was issued between May 1, 2008 and April 30, 2009, and you elected the optional MarketLock Income Plus Living Benefit, you must allocate your investment in one of three ways:
1.	Invest 100% in either the SA DFA Ultra Short Bond Portfolio or the Goldman Sachs VIT Government Money Market Fund; or
2.	Invest 100% in either Allocation* 1, 2 or 3 (Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.); or
3.	Invest 100% in one or a combination of the following Asset Allocation Variable Portfolios: Franklin Allocation VIP Fund, Franklin Income VIP Fund, SA American Funds Asset Allocation, SA PGI Asset Allocation, SA JPMorgan Diversified Balanced, SA MFS Total Return, SA VCP Dynamic Allocation, and SA VCP Dynamic Strategy
If you elected the optional MarketLock Income Plus (contracts issued on or after 5/1/09), MarketLock For Life Plus (contracts issued on or after 5/1/09) or MarketLock For Life Plus +6% Option (contracts issued prior to 5/1/09) Living Benefit, you must allocate your investment in one of four ways:
1.	Invest 100% in either the SA DFA Ultra Short Bond Portfolio or the Goldman Sachs VIT Government Money Market Fund; or
2.	Invest 100% in either Allocation 1, 2 or 3 (Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO

FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.); or
3.	Invest 100% in one or a combination of the following Asset Allocation Variable Portfolios: Franklin Income VIP Fund, Franklin Allocation VIP Fund (MarketLock For Life Plus +6% Option for contracts issued prior to 5/1/09 only), SA American Funds Asset Allocation, SA PGI Asset Allocation, SA JPMorgan Diversified Balanced, SA MFS Total Return, SA VCP Dynamic Allocation, and SA VCP Dynamic Strategy; or
4.	Invest in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20%* Maximum 100% *(30%, for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)	Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts+++
6-Month DCA
1-Year DCA
2-Year DCA (if available)
Fixed Accounts
1-Year Fixed (if available)
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 80%** **(70%, for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)	Columbia VP-Dividend Opportunity Fund+
Columbia VP-Income Opportunities Fund+
Columbia VP-Mid Cap Growth Fund+
Columbia VP-Overseas Core Equity Fund+
Equity Income Account++
Franklin Allocation VIP Fund
Franklin Income VIP Funds
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Fund Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Franklin BW U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity -Income
SA JPMorgan Global Equities
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA PGI Asset Allocation
SA PIMCO RAE International Value
SA PineBridge High Yield Bond
SA Putman International Growth and Income
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
SAM Balanced
SAM Conservative Balanced++
SAM Conservative Growth
SAM Flexible Income++
SAM Strategic Growth
VP-Loomis Sayles Growth Fund+

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 20%*** ***(10%, for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)	Columbia VP-Large Cap Growth Fund+
Columbia VP-Small Company Growth Fund+
SA Fidelity Institutional AM Real® Estate
SA Franklin Small Company Value Technology
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
+ Only available if you purchased your contract through Banc of America Investment Services, Inc.
++ Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)
+++ You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
MarketLock For Life Plus +7% Option
If you elected the optional MarketLock For Life Plus +7% Option, you must comply with investment requirements by allocating your investments as outlined below:
1.	Invest 100% in either the SA DFA Ultra Short Bond Portfolio or the Goldman Sachs VIT Government Money Market Fund; or
2.	Invest 100% in either Allocation* 1, 2 or 3; or
*(Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator.)
3.	Invest 100% in one or a combination of the following Asset Allocation Variable Portfolios: Franklin Allocation VIP Fund, Franklin Income VIP Fund, SA American Funds Asset Allocation, SA PGI Asset Allocation, SA JPMorgan Diversified Balanced, SA MFS Total Return, SA VCP Dynamic Allocation, and SA VCP Dynamic Strategy
MARKETLOCK FOR LIFE PLUS +6% AND +7% EXTENSION
If your contract was issued between March 12, 2007 and May 1, 2009 and elected the optional MarketLock For Life Plus +6% Option Living Benefit, and have elected the Extension, you must allocate your assets in accordance with one of the following options:
Option 1	At least 50% in one or more of the following:
Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SAM Balanced
Option 2	25% in SA VCP Dynamic Allocation
25% in SA VCP Dynamic Strategy
50% in Allocation 1*, Allocation 2* or Allocation 3*
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Program.
Option 3	At least 50% in one or more of the following:
Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 10% Maximum 50%	SA Federated Hermes Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return Fixed Accounts 1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 40%	Columbia VP-Dividend Opportunity Fund+
Columbia VP-Income Opportunities Fund+
Columbia VP-Mid Cap Growth Fund+
Columbia VP-Overseas Core Fund+
Equity Income Account++
Franklin Allocation VIP Fund
Franklin Income VIP Funds
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Fund Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Franklin BW U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA PGI Asset Allocation
SA PIMCO RAE International Value
SA PineBridge High Yield Bond
SA Putman International Growth and Income
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
SAM Balanced
SAM Conservative Balanced++
SAM Conservative Growth
SAM Flexible Income++
SAM Strategic Growth
VIP-Loomis Sayles Growth Fund+
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 10%	Columbia VP-Large Cap Growth Fund+
Columbia VP-Small Company Growth Fund+
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
+	Only available if you purchased your contract through Banc of America Investment Services, Inc.
++	Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)
If your contract was issued between February 4, 2008 and May 3, 2009, and you elected the optional MarketLock For Life Plus +7% Option Living Benefit, and have elected the Extension, you must allocate your assets in accordance with one of the following options:
Option 1	At least 50% in one or more of the following:
Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SAM Balanced
Option 2	25% in SA VCP Dynamic Allocation
25% in SA VCP Dynamic Strategy
50% in Allocation 1*, 2* or 3*
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Program.
+	Only available if you purchased your contract through Banc of America Investment Services, Inc.

marketlock income plus first and second Extensions
If your contract was issued between May 1, 2008 and May 3, 2009, and you elected the optional MarketLock Income Plus Living Benefit, and have elected the first and second Extension, your assets must remain allocated in accordance with one of the following options:
Option 1	Up to 50% in one or more of the following:
 Goldman Sachs VIT Government Money Market Fund
 SA DFA Ultra Short Bond
 SA VCP Dynamic Allocation
 SA VCP Dynamic Strategy
Up to 50% in one or more of the following:
 Franklin Allocation VIP Fund
 Franklin Income VIP Fund
 SA American Funds Asset Allocation
 SA JPMorgan Diversified Balanced
 SA MFS Total Return
 SA PGI Asset Allocation
 SAM Balanced

Option 2	25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and
50% in one of the following Allocations*:
Allocation 1*, 2* or 3*
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the formerly available Polaris Portfolio Allocator Models.
+	Only available if you purchased your contract through Banc of America Investment Services, Inc.
MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE FIRST AND SECOND extensionS
If you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the optional MarketLock Income Plus or MarketLock For Life Plus Living Benefit or if you purchased a contract between May 4, 2009 and January 20, 2012 and you elected the optional MarketLock For Life Living Benefit and have elected the first and the second Extensions, you must allocate your assets in accordance with one of the following options:
Option 1	Up to 100% in one or more of the following: Goldman Sachs VIT Government Money Market Fund SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy
Option 2	At least 50% and up to 100% in one or more of the following:
Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
Option 3	25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see POLARIS PORTFOLIO PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
Option 4	At least 50% and up to 100% in one or more of the following:
Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 35%	Columbia VP-Dividend Opportunity Fund[1]
Columbia VP-Income Opportunities Fund[1]
Columbia VP-Mid Cap Growth Fund[1]
Columbia VP-Overseas Core Fund[1]
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Franklin BW U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA PGI Asset Allocation
SA PIMCO RAE International Value
SA PineBridge High Yield Bond
SA Putnam International Growth and Income
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
SAM Balanced[1]
SAM Conservative Growth
SAM Strategic Growth
VP Loomis Sayles Growth Fund[1]
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 5%	Columbia VP-Large Cap Growth Fund[1]
Columbia VP-Small Company Growth Fund[1]
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
1  Only available if you purchased your contract through Banc of America Investment Services, Inc.
POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
Effective on February 6, 2017, the Polaris Allocator Program is no longer offered.
If you invested in a Polaris Portfolio Allocator Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.
If you elected a Living Benefit which allowed Polaris Portfolio Allocator Models as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your living benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the table below (“Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models.

Allocations (effective February 6, 2017)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3	Allocation 4
Invesco V.I. Comstock Fund	5.00%	5.00%	6.00%	8.00%
Invesco V.I. Growth and Income Fund	6.00%	7.00%	8.00%	8.00%
SA AB Growth	3.00%	4.00%	4.00%	6.00%
SA AB Small & Mid Cap Value	1.00%	1.00%	1.00%	2.00%
SA American Funds Global Growth	2.00%	3.00%	4.00%	6.00%
SA American Funds Growth-Income	0.00%	0.00%	1.00%	4.00%
SA DFA Ultra Short Bond	2.00%	1.00%	0.00%	0.00%
SA Dogs of Wall Street	3.00%	3.00%	3.00%	5.00%
SA Federated Hermes Corporate Bond	10.00%	8.00%	7.00%	1.00%
SA Fidelity Institutional AM® Real Estate	0.00%	0.00%	0.00%	1.00%
SA Franklin BW U.S. Large Cap Value	4.00%	4.00%	4.00%	5.00%
SA Franklin Small Company Value	0.00%	2.00%	2.00%	1.00%
SA Goldman Sachs Global Bond	4.00%	4.00%	2.00%	2.00%
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3	Allocation 4
SA Invesco Main Street Large Cap	3.00%	4.00%	4.00%	6.00%
SA Janus Focused Growth	0.00%	1.00%	1.00%	2.00%
SA JPMorgan Emerging Markets	0.00%	1.00%	2.00%	2.00%
SA JPMorgan Equity-Income	6.00%	7.00%	8.00%	8.00%
SA JPMorgan MFS Core Bond	17.00%	13.00%	10.00%	5.00%
SA MFS Blue Chip Growth	2.00%	3.00%	4.00%	4.00%
SA MFS Massachusetts Investors Trust	6.00%	6.00%	7.00%	8.00%
SA Morgan Stanley International Equities	3.00%	3.00%	4.00%	5.00%
SA PIMCO RAE International Value	3.00%	3.00%	3.00%	4.00%
SA PineBridge High-Yield Bond	4.00%	3.00%	2.00%	0.00%
SA Wellington Capital Appreciation	3.00%	3.00%	4.00%	5.00%
SA Wellington Government and Quality Bond	8.00%	8.00%	7.00%	2.00%
SA Wellington Real Return	5.00%	3.00%	2.00%	0.00%
Total	100%	100%	100%	100%
*    *     *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 3, 2021, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifiers: C000124748, C000124626